CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of strategy
The company’s strategy is to maintain the measures set out in the following schedule as at December 31:

(MILLIONS)	2022	2021
Non-recourse borrowings(1)	$13,780	$13,546

Deferred income tax liabilities, net(2)	5,193	4,934
BEPC exchangeable and class B shares	4,364	6,163
Equity
Participating non-controlling interest – in operating subsidiaries	10,680	10,297
Participating non-controlling interest – in a holding subsidiary held by Brookfield Renewable	271	261
The partnership	5,873	3,667
Total capitalization	$40,161	$38,868
Debt-to-total capitalization	34%	35%
(1)Excludes $65 million (2021: $34 million) of deferred financing fees, net of unamortized premiums.
(2)Deferred income tax liabilities less deferred income tax assets.